Other Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Other reserves [abstract]
Schedule of other reserves

		Exchange
		difference on net
		investment in	Currency	Total
	Capital	foreign	translation	other
In thousands of EUR	reserves	operations	adjustment	reserves
As of January 1, 2017	34,040	(49,973)	43,619	27,686
Other comprehensive loss	—	(46,835)	45,234	(1,601)
Total comprehensive loss for the year	—	(46,835)	45,234	(1,601)
Share-based payments	26,258	—	—	26,258
Change in Non-controlling interests	(1,426)	—	—	(1,426)
As of December 31, 2017	58,872	(96,808)	88,853	50,917
Other comprehensive loss	—	9,053	(9,229)	(176)
Total comprehensive loss for the year	—	9,053	(9,229)	(176)
Share-based payments (Note 16)	17,256	—	—	17,256
Change in Non-controlling interests	—	(1,888)	(16)	(1,904)
As of December 31, 2018	76,128	(89,643)	79,608	66,093
Other comprehensive loss	—	20,179	(19,449)	730
Total comprehensive loss for the year	—	20,179	(19,449)	730
Share-based payments (Note 16)	37,267	—	—	37,267
Change in Non-controlling interests	—	—	24	24
As of December 31, 2019	113,395	(69,464)	60,183	104,114